Victory Acquisition - Unaudited Consolidated Pro Forma Financial Information (Details) - Victory $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Merger
Net sales	$ 3,166,725
Net income	$ 105,466
Net income per share - diluted (in dollars per share) | $ / shares	$ 1.08